NOVEMBER 5, 2014

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD BALANCED FUND

THE HARTFORD BALANCED INCOME FUND

THE HARTFORD CAPITAL APPRECIATION FUND

THE HARTFORD CHECKS AND BALANCES FUND

THE HARTFORD DISCIPLINED EQUITY FUND

THE HARTFORD DIVIDEND AND GROWTH FUND

HARTFORD DURATION-HEDGED STRATEGIC INCOME FUND

THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND

THE HARTFORD EMERGING MARKETS RESEARCH FUND

THE HARTFORD EQUITY INCOME FUND

THE HARTFORD GLOBAL ALL-ASSET FUND

THE HARTFORD GLOBAL ALPHA FUND

HARTFORD GLOBAL CAPITAL APPRECIATION FUND

THE HARTFORD HEALTHCARE FUND

THE HARTFORD INFLATION PLUS FUND

HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

THE HARTFORD INTERNATIONAL VALUE FUND

THE HARTFORD MIDCAP FUND

THE HARTFORD MIDCAP VALUE FUND

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

HARTFORD REAL TOTAL RETURN FUND

THE HARTFORD SMALL COMPANY FUND

THE HARTFORD SMALL/MID CAP EQUITY FUND

THE HARTFORD STRATEGIC INCOME FUND

THE HARTFORD UNCONSTRAINED BOND FUND

THE HARTFORD WORLD BOND FUND

THE HARTFORD GROWTH OPPORTUNITIES FUND

THE HARTFORD MUNICIPAL REAL RETURN FUND

THE HARTFORD SMALLCAP GROWTH FUND

THE HARTFORD VALUE OPPORTUNITIES FUND

EACH PROSPECTUS DATED MARCH 1, 2014

HARTFORD GLOBAL EQUITY INCOME FUND

PROSPECTUS DATED JUNE 1, 2014, AS LAST SUPPLEMENTED

AUGUST 27, 2014

HARTFORD MULTI-ASSET INCOME FUND

PROSPECTUS DATED MAY 1, 2014

THE HARTFORD CONSERVATIVE ALLOCATION FUND

HARTFORD MODERATE ALLOCATION FUND

EACH PROSPECTUS DATED MARCH 1, 2014, AS LAST

SUPPLEMENTED MAY 19, 2014

THE HARTFORD GROWTH ALLOCATION FUND

PROSPECTUS DATED MARCH 1, 2014, AS LAST SUPPLEMENTED

MAY 30, 2014

THE HARTFORD QUALITY BOND FUND

PROSPECTUS DATED MARCH 1, 2014, AS LAST SUPPLEMENTED

JUNE 9, 2014

THE HARTFORD GLOBAL REAL ASSET FUND

THE HARTFORD INTERNATIONAL GROWTH FUND

EACH PROSPECTUS DATED MARCH 1, 2014, AS LAST

SUPPLEMENTED AUGUST 27, 2014

HARTFORD LONG/SHORT GLOBAL EQUITY FUND

PROSPECTUS DATED SEPTEMBER 1, 2014

THE HARTFORD TOTAL RETURN BOND FUND

PROSPECTUS DATED MARCH 1, 2014, AS LAST SUPPLEMENTED

OCTOBER 1, 2014

Effective December 1, 2014, the above referenced Prospectuses are revised as follows:

1.     Under the heading “CLASSES OF SHARES – How Sales Charges Are Calculated” in the Prospectus, the third paragraph after the table is deleted in its entirety and replaced with the following:

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases of over $1 million in an amount of up to 1.00% on the first $10 million, 0.50% of the next $30 million, 0.25% of share purchases over $40 million. This commission schedule may also apply to certain sales of Class A shares made to investors that qualify under any of the last four categories listed under “Waivers for Certain Investors.”

This Supplement should be retained with your Prospectus for future reference.

HV-7205	November 2014

NOVEMBER 5, 2014

SUPPLEMENT TO

THE HARTFORD INTERNATIONAL VALUE FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS, EACH

DATED MARCH 1, 2014

Effective on the close of business on November 28, 2014, The Hartford International Value Fund (the “Fund”) is closed to new investors until further notice.

No purchases of the Fund’s shares will be allowed after that time, other than:

•	purchases by shareholders of record of the Fund as of November 28, 2014 to add to their existing Fund accounts through subsequent purchases or through exchanges from other Hartford Funds;

•	purchases through reinvestment of dividends or capital gains distributions;

•

purchases by existing shareholders, or exchanges into the Fund, through participation in broker/dealer wrap-fee programs. Certain approved broker/dealer wrap-fee programs can place new shareholders into the Fund;

•	purchases by Section 529 plans that currently include the Fund within one or more of their investment options;

•	purchases by Hartford Funds’ fund of funds;

•

purchases by qualified employee benefit plans, such as 401(k), 403(b), 457 plans and health savings account programs (and their successor, related and affiliated plans) that have the Fund available to participants on or before November 28, 2014; and

•

purchases by certain financial institutions or financial intermediary firms that have been pre-approved by Hartford Funds Distributors, LLC, prior to the close of business on November 28, 2014, to purchase shares of the Fund on behalf of their clients.

Investors should contact their financial professional to determine whether they are eligible to purchase shares of the Fund after November 28, 2014.  If you believe you are eligible to purchase shares of the Fund, you may be required to provide appropriate proof of eligibility. The Fund reserves the right to: (i) reject any purchase order if it believes that acceptance of such order would interfere with its ability to be effectively managed; (ii) reopen to new investors at a future date; and (iii) make additional exceptions, limit the above exceptions, or otherwise modify the foregoing closure policy for any reason. You may obtain additional information by calling Hartford Funds at: 1-888-843-7824.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

HV-7206	November 2014